Revenue	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Revenue
NOTE 7.	REVENUE
As of December 31, 2019, 2018 and 2017, the revenues were as follows:

A.	Revenue disaggregation

For the year ended December 31,	Exploration and Production		Industrial Transformation	Cogeneration and Services (1)	Drilling and Services (2)	Logistics	Fertilizers	Ethylene (3)	Trading Companies	Corporate and Other Operating Subsidiary Companies	Total
Geographical market 2019
United States		226,689,583	—	—	—	—	—	—	144,578,641	866,393		372,134,617
Other		57,106,954	—	—	—	—	—	—	21,001,222	4,101,054		82,209,230
Europe		124,974,855	—	—	—	—	—	—	6,409,388	1,903,942		133,288,185
Local		741,015	793,997,962	—	20,755	4,663,770	1,635,153	5,257,924	3,587,920	4,434,654		814,339,153

Total	Ps.	409,512,407	793,997,962		20,755	4,663,770	1,635,153	5,257,924	175,577,171	11,306,043	Ps.	1,401,971,185

2018*
United States		276,785,650	—	—	—	—	—	—	158,713,210	—		435,498,860
Other		51,708,232	—	—	—	—	—	—	40,743,480	5,660,310		98,112,022
Europe		153,765,163	—	—	—	—	—	—	4,647,265	2,905,858		161,318,286
Local		26,696	961,104,365	—	198,775	4,708,217	2,938,166	12,822,493	64,037	4,327,233		986,189,982

Total	Ps.	482,285,741	961,104,365	—	198,775	4,708,217	2,938,166	12,822,493	204,167,992	12,893,401	Ps.	1,681,119,150

2017*
United States		—	—	—	—	—	—	—	320,069,332	—		320,069,332
Other		—	—	—	—	—	—	—	71,209,448	—		71,209,448
Europe		—	—	—	—	—	—	—	117,260,334	1,062,795		118,323,129
Local		—	863,573,083	334,755	41,741	3,714,941	4,125,345	12,648,381	66,619	2,922,945		887,427,810

Total	Ps.	—	863,573,083	334,755	41,741	3,714,941	4,125,345	12,648,381	508,605,733	3,985,740	Ps.	1,397,029,719

Major products and services 2019
Crude oil		408,771,392	—	—	—	—	—	—	—	—		408,771,392
Gas		288,446	66,014,617	—	—	—	—	—	53,353,075	—		119,656,138
Refined petroleum products		—	722,239,101	—	—	—	—	—	121,028,417	986,965		844,254,483
Oher		—	3,659,163		—	—	1,634,300	5,254,234	1,127,697	8,505,098		20,180,492
Services		452,569	2,085,081	—	20,755	4,663,770	853	3,690	67,982	1,813,980		9,108,680

Total	Ps.	409,512,407	793,997,962	—	20,755	4,663,770	1,635,153	5,257,924	175,577,171	11,306,043	Ps.	1,401,971,185

For the period ended December 31, 2018*	Exploration and Production		Industrial Transformation		Cogeneration and Services (1)		Drilling and Services (2)		Logistics		Fertilizers		Ethylene (3)		Trading Companies		Corporate and Other Operating Subsidiary Companies		Total
Crude oil		482,259,045		—		—		—		—		—		—		—		—		482,259,045
Gas		3,586		110,216,105		—		—		—		—		—		34,446,277		—		144,665,968
Refined petroleum products		—		850,342,124		—		—		—		—		—		167,796,526		—		1,018,138,650
Oher		—		—		—		—		—		2,933,424		12,809,114		1,861,151		9,778,796		27,382,485
Services		23,110		546,136		—		198,775		4,708,217		4,742		13,379		64,038		3,114,605		8,673,002

Total	Ps.	482,285,741		961,104,365		—		198,775		4,708,217		2,938,166		12,822,493		204,167,992		12,893,400	Ps.	1,681,119,150

2017*
Crude oil		—		—		—		—		—		—		—		356,623,113		—		356,623,113
Gas		—		116,021,269		—		—		—		—		—		22,253,493		—		138,274,762
Refined petroleum products		—		738,943,017		—		—		—		—		—		124,644,353		—		863,587,370
Oher		—		2,491,860		—		—		—		4,123,006		12,621,648		5,018,153		3,159,238		27,413,905
Services		—		6,116,937		334,755		41,741		3,714,941		2,339		26,733		66,621		826,502		11,130,569

Total	Ps.	—		863,573,083		334,755		41,741		3,714,941		4,125,345		12,648,381		508,605,733		3,985,740	Ps.	1,397,029,719

Timing of revenue recognition 2019
Products transferred at a point in time		409,059,838		791,912,881		—		—		—		1,634,300		5,254,234		175,509,189		9,492,063		1,392,862,505
Products and services transferred over the time		452,569		2,085,081		—		20,755		4,663,770		853		3,690		67,982		1,813,980		9,108,680

Total	Ps.	409,512,407		793,997,962		—		20,755		4,663,770		1,635,153		5,257,924		175,577,171		11,306,043	Ps.	1,401,971,185

2018
Products transferred at a point in time		482,262,631		960,558,229		—		—		—		2,933,424		12,809,114		204,103,954		9,778,796		1,672,446,148
Products and services transferred over the time		23,110		546,136		—		198,775		4,708,217		4,742		13,379		64,038		3,114,605		8,673,002

Total	Ps.	482,285,741		961,104,365		—		198,775		4,708,217		2,938,166		12,822,493		204,167,992		12,893,401	Ps.	1,681,119,150

2017*
Products transferred at a point in time		—		857,456,146		—		—		—		4,123,006		12,621,648		508,539,111		3,159,239		1,385,899,150
Products and services transferred over the time		—		6,116,937		334,755		41,741		3,714,941		2,339		26,733		66,622		826,501		11,130,569

Total	Ps.	—	Ps.	863,573,083	Ps.	334,755	Ps.	41,741	Ps.	3,714,941	Ps.	4,125,345	Ps.	12,648,381	Ps.	508,605,733	Ps.	3,985,740	Ps.	1,397,029,719

* PEMEX applied the modified retrospective transition method to the implementation of IFRS 15. Under this method the comparative financial information is not re-established.
(1)	This company was liquidated on July 27, 2018. Except for certain expenses incurred in the liquidation, all the operations were transferred to Pemex Industrial Transformation (see Note 1).
(2)
This company was merged on June 30, 2019. All the operations for periods subsequent to the merger were transferred to Pemex Exploration and Production (see Note 1). Therefore these amounts are not comparable with 2018 figures.

(3)
This company was merged on June 30, 2019. All the operations for periods subsequent to the merger were transferred to Pemex Industrial Transformation (see Note 1). Therefore these amounts are not comparable with 2018 figures.

Nature, performance obligations and timing of revenue recognition
Revenue is measured based on the consideration specified in a contract with a customer. PEMEX recognizes revenue when it transfers control over a good or service to a customer.
The following table provides information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms and the related revenue.

Products / services	Nature, performance obligations	Timing of revenue recognition
Crude oil sales
Export sales of crude oil are based on delivery terms established in contracts or orders. All sales are performed by the Free on Board International commercial term (“FOB” Incoterm).

Crude oil sale contracts consider possible customers’ claims due to product quality, volume or delays in boarding, which are estimated in the price of the transaction. For orders that have variations in price, revenue is adjusted on the closing date of each period. The subsequent variations in the fair value at the different reporting dates are recognized according to IFRS 9

The price of the product is determined based on a market components formula and, with respect to crude oil.

Revenue is recognized at a point in time when control of the crude oil has transferred to the customer, which occurs when the product is delivered at the point of shipping. Invoices are generated at that time and are mostly payable within the deadlines established in contracts or orders.

For international market crude oil sales, revenue is recognized with a provisional price, which undergoes subsequent adjustments until the product has arrived at the port of destination. There may be a period of up to 2 months in determining the final sale price, such as in the case of sales to some regions.

Revenue is measured initially estimating the variable compensations such as quality and volume claims, delays in boarding etc.

Sale of petroleum products
For all petroleum products, there is only one performance obligation that includes transport and handling services to the point of delivery.
The price is determined based on the price at the point of delivery, adding the price of the services rendered (freight, handling of jet fuel, etc.) with the provisions and terms established by the

Comisión Reguladora de Energía

(Energy Regulatory Commission or “ERC”). There are penalties for delivery failures and/or payment obligations, as well as quality and volume claims, which are known days after the transaction.

Revenue is recognized at a point in time when control is transferred to the customer, which occurs either at the point of shipping or when it is delivered at the customer’s facilities. Therefore, transportation fees can be included in the price of sale of the product and are considered part of a single performance obligation since transportation is rendered before control is transferred.
Revenue is measured initially estimating the variable compensations such as quality and volume claims, etc.

Sales of natural gas
There is only one performance obligation that includes transport and handling services to the point of delivery.

The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction.
Such variable consideration is recognized to the extent that it is probable that it will not be reversed in a future period.

Revenue is recognized at a point in time when control is transferred to the customer, which occurs when it is delivered at the customer’s facilities. Therefore, transportation fees can be included in the price of sale of the product and are considered part of a single performance obligation since transportation is rendered before control is transferred.

Revenue is measured initially estimating the variable compensations as quality and volume claims, etc.

Services
In cases where within the same service order there are transportation and storage services, there could exist more than one performance obligation, depending on the term of the service.

Price is not distributed when there is a performance obligation, except, when there is more than one performance obligation, in which case, the price of the transaction will be assigned according to the service price established in the service order.

When there is a performance obligation, the price is not distributed, but if it is considered that there is more than one performance obligation, the price of the transaction is considered based on the prices established in the service orders and which also include penalties such as quality and volume claims.
Income is recognized over time as the service is rendered.

Other products
There is only one performance obligation that includes transportation for delivery to destination.

The sale and delivery of the product are made at the same time and because they are FOB, transportation fees are included in the price of sale of the product.

The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, extraordinary sales not included in contracts, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction.
The price of the product is estimated on the date of sale and considered as variable compensations such as quality and volume claims, etc.

B.	Accounts receivable in the statement of financial position
As of December 31, 2019 and 2018, PEMEX had accounts receivable derived from customer contracts in the amounts of Ps. 89,263,870 and Ps. 87,740,515 , respectively (see Note 10).

C.	Practical expedients

i.	Expiration of contracts
PEMEX has no outstanding performance obligations to disclose as of December 31, 2018 due to the nature of its operations.

ii.	Significant financial component, less than one year
PEMEX does not need to adjust the amount committed in consideration for goods and services to account for the effects of a significant financing component, since the transfer and the time of payment of a good or service committed to the customer is less than one year.

iii.	Practical expedient
PEMEX applied the practical expedient, so disclosure about remaining performance obligations that conclude in less than one year is not needed.
When PEMEX is entitled to consideration for an amount that directly corresponds to the value of the performance that PEMEX has completed, it may recognize an income from ordinary activities for the amount to which it has the right to invoice.